Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of composition of income tax benefits

	For the Year
	Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	—	243	402
Deferred income tax benefit	(918)	(271)	(184)
Total income tax (benefits)/expense	(918)	(28)	218

Schedule of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2022	2023	2024
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(10.99)%	(26.63)%	(8.52)%
Tax effect of permanent differences	9.95%	49.97%	(26.28)%
Changes in valuation allowance	(23.28)%	(48.24)%	10.01%
Effective income tax rate	0.68%	0.10%	0.21%

Schedule of effect of preferential tax

	For the Year
	Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Tax effect of preferential tax treatment	(14,855)	(7,210)	9,043
Basic net (loss)/income per share effect	(0.04)	(0.02)	0.02
Diluted net (loss)/income per share effect	(0.04)	(0.02)	0.02

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	244,205	261,199
Allowances of credit losses	7,649	7,789
Others	8,681	1,475
Total deferred tax assets	260,535	270,463
Less: Valuation allowance	(260,535)	(270,463)
Total deferred tax assets, net	—	—

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	3,405	141
Total deferred tax liabilities	3,405	141

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	229,181	252,481	260,535
Additions	46,643	30,101	36,234
Reversals	(23,343)	(22,047)	(26,306)
Balance at end of the year	252,481	260,535	270,463